Business Combination, Significant Transaction and Sale of Business (Details 14) - Estimated fair values of assets acquired and liabilities [Member] $ in Thousands	Oct. 04, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ 391
Non-controlling interests	(3,968)
Intangible assets	2,138
Deferred tax liabilities	(855)
Goodwill	9,044
Total assets acquired	$ 6,750